Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

The Company has developed and implemented a cybersecurity program for assessing, identifying, and managing material risks from cybersecurity threats, which is part of the Company’s overall risk management framework. As part of the Company’s cybersecurity program, we maintain an Information Security Policy (the “Policy”), which is designed to align with industry guidelines, relevant regulations and applicable law. The specific purposes of this Policy are to:

1.	Maintain the security, confidentiality, integrity, and availability of the personal information that the Company collects, creates, uses, and maintains.
2.	Protect against any anticipated cybersecurity threats or hazards to the security, confidentiality, integrity or availability of such information.
3.	Protect against unauthorized access to or use of Company-maintained personal information that could result in harm or inconvenience to any customer or employee.
4.	Design an information security program that is appropriate to the Company’s size, scope, and business, its available resources and the amount of personal information that the Company owns or maintains on behalf of others, while recognizing the need to protect both customer and employee information.

The Policy applies to all Company personnel (including employees, consultants and contractors) and to any records that contain personal information in any format and on any media, whether in electronic or paper form.

We rely on information technology systems, networks and services, including internet sites, data hosting and processing facilities and tools and other hardware, software and technical applications and platforms, some of which are managed, hosted, provided and/or used by third parties or their vendors, to assist in conducting our business.

We continue to assess potential cybersecurity threats and make investments seeking to address and prevent these threats, including monitoring of our networks and systems, conducting penetration testing and upgrading skills, employee training and implementing security policies for us and our third-party providers. However, because the techniques used in cyberattacks are evolving and may be difficult to detect for periods of time, we may face difficulties in anticipating and implementing adequate preventative measures. To date, risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected and we do not believe are reasonably likely to materially affect the Company, including our business strategy, results of operations or financial condition. For additional description of cybersecurity risks and potential related impacts on the Company, see “Item 3. Key Information— D. Risk Factors—Risks Related to Our Business and Industry—Information technology security breaches could harm our business activities and reputation.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

The Company has developed and implemented a cybersecurity program for assessing, identifying, and managing material risks from cybersecurity threats, which is part of the Company’s overall risk management framework. As part of the Company’s cybersecurity program, we maintain an Information Security Policy (the “Policy”), which is designed to align with industry guidelines, relevant regulations and applicable law. The specific purposes of this Policy are to:

1.	Maintain the security, confidentiality, integrity, and availability of the personal information that the Company collects, creates, uses, and maintains.
2.	Protect against any anticipated cybersecurity threats or hazards to the security, confidentiality, integrity or availability of such information.
3.	Protect against unauthorized access to or use of Company-maintained personal information that could result in harm or inconvenience to any customer or employee.
4.	Design an information security program that is appropriate to the Company’s size, scope, and business, its available resources and the amount of personal information that the Company owns or maintains on behalf of others, while recognizing the need to protect both customer and employee information.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Nominating and Corporate Governance Committee of the Board provides oversight of the Company’s cybersecurity program and, at quarterly meetings, receives updates from the General Counsel (who has undertaken professional development training, including completion of training seminars titled Navigating Cyber Threats, together with Directors’ Duties and Cyber Resilience in February and March 2024, respectively). The Nominating and Corporate Governance Committee also approves the Policy.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Nominating and Corporate Governance Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The General Counsel updates the Nominating and Corporate Governance Committee on an as-needed regular basis regarding the Company’s cybersecurity program and any material developments.
Cybersecurity Risk Role of Management [Text Block]	The General Counsel oversees program planning, coordination and implementation of the Policy, including:
1.	Periodic risk assessments related to a material change to the Company’s business practices that may implicate the security, confidentiality, integrity or availability of records containing personal information.
2.	Developing, maintaining and distributing information security policies and procedures designed to align with applicable laws and standards relevant to employees, contractors and (as applicable) other stakeholders.
3.	Developing, implementing and maintaining reasonable administrative, technical and physical safeguards designed to align with applicable laws and standards and intended to protect the security, confidentiality, integrity and availability of personal information that the Company owns or maintains on behalf of others.
4.	Overseeing risks from cybersecurity threats associated with third-party service providers that may have access to, or otherwise create, collect, use or maintain personal information on the Company’s behalf.
5.	Testing and monitoring the implementation and effectiveness of the Company’s information security program to help ensure it is operating in a manner reasonably designed to prevent unauthorized access to or misuse of personal information.
6.	Establishing and maintaining policies and procedures regarding information security incident response.
7.	Enforcing the Policy in accordance with the Company’s security policies and procedures and human resources policies.

The General Counsel implements, coordinates and maintains the Company’s cybersecurity program. The General Counsel updates the Nominating and Corporate Governance Committee on an as-needed regular basis regarding the Company’s cybersecurity program and any material developments. The General Counsel is also responsible for understanding our business needs and associated risks related to cybersecurity threats and regularly reviewing our information security policies and procedures, including reviewing the Policy, and reporting to CEO regarding updates to the information security program and the Company’s safeguards. Advisors, including outside counsel, support our General Counsel in reviewing the Company’s cybersecurity program.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	General Counsel
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The General Counsel is also responsible for understanding our business needs and associated risks related to cybersecurity threats and regularly reviewing our information security policies and procedures, including reviewing the Policy, and reporting to CEO regarding updates to the information security program and the Company’s safeguards.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true